Statement of Changes in Net Assets Available for Benefits - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions to Net Assets Attributed to:
Employer Contributions	$ 24,317
Participant Contributions	42,059
Rollover Contributions	5,240
Total Contributions	71,616
Net Appreciation of Investments	138,048
Interest from Notes Receivable from Participants	1,258
Other Income	90
Total Additions to Net Assets	212,011
Deductions From Net Assets Attributed to:
Benefits Provided to Participants	113,408
Investment Expenses	593
Total Deductions from Net Assets	114,001
Increase in Net Assets Available for Benefits	98,010
Net Assets Available for Benefits, Beginning of the Year	887,547
Net Assets Available for Benefits, End of the Year	985,557
Mutual Fund Shares
Additions to Net Assets Attributed to:
Dividends	854
Common Stock
Additions to Net Assets Attributed to:
Dividends	$ 145